Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
9. Fair Value Measurements
The Company’s fair value hierarchy for its financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021, is as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents:
Money market funds	$74,930	$—	$—	$74,930
Government bonds	—	11,082	—	11,082
Short-term investments:
Corporate bonds	—	177,221	—	177,221
Government bonds	—	40,952	—	40,952
Asset-backed bonds	—	16,924	—	16,924
Restricted cash:
Money market funds	856	—	—	856

Total assets	75,786	246,179	—	321,965

Liabilities
Warrant liabilities	33,370	—	—	33,370

Total liabilities	$33,370	$—	$—	$33,370

The Company’s fair value hierarchy for its financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020, is as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents:
Money market funds	$12,163	$—	$—	$12,163
Government bonds	—	12,693	—	12,693
Short-term investments:
Corporate bonds	—	55,227	—	55,227
Government bonds	—	14,123	—	14,123
Asset-backed bonds	—	3,514	—	3,514
Restricted cash:
Money market funds	1,006	—	—	1,006

Total assets	13,169	85,557	—	98,726

Liabilities
Warrant liabilities	—	—	906	906

Total liabilities	$—	$—	$906	$906

The fair values of cash, accounts receivable, accounts payable, and accrued liabilities approximated their carrying values as of March 31, 2021 and December 31, 2020, due to their short-term nature. All other financial instruments except for warrant liabilities related to the preferred stock warrants and Private Placement Warrants are valued either based on recent trades of securities in active markets or based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data. The warrant liabilities related to the preferred stock warrants and Private Placement Warrants contain significant unobservable inputs including the expected term and with respect to the preferred stock warrants, the share exchange ratio in evaluating the fair value of underlying common stock, and exercise price. Therefore, these warrant liabilities were evaluated to be a Level 3 fair value measurement.
In prior periods, the fair value of the preferred stock warrant liability had been measured using the BSM option-pricing model and Monte Carlo simulation. During 2020, the Company changed its valuation method as a result of increased probability that the Company’s common shares would be publicly listed in the near-term and began using a probability weighted expected returns methodology. As of December 31, 2020, the Company reverted to using a BSM option-pricing model to determine the value of the outstanding Series D preferred stock warrants (that replaced the Series C preferred stock warrants as discussed in Note 10 – Borrowing Arrangements). Subsequent to the Merger, the Series D preferred stock warrants were converted to Class A common stock warrants. As a result, the Series D preferred stock warrants were adjusted to fair value prior to the conversion resulting in a change in fair value of $0.3 million recognized as a component of other income (expense), net within the consolidated statements of operations and comprehensive loss, and then settled in additional paid-in
capital as a result of the conversion to equity-classified Class A common stock warrants.
For the three months ended March 31, 2021, changes in warrant liabilities also related to changes in liabilities for warrants assumed as part of the recapitalization, including Private Placement Warrants and Public Warrants (defined and discussed in Note 14 – Common Stock). The Company valued the Private Placement Warrants using a Monte Carlo valuation simulation. Inherent in a Monte Carlo simulation are assumptions related to expected term, volatility, risk-free interest rate and dividend yield. The expected term of the warrants was determined to be equivalent to their remaining contractual term and includes consideration of the redemption features that were incorporated into the Monte Carlo model. The Company derived the volatility of its Class A common stock based on average historical stock volatilities of a peer group of public companies that the Company considers to be comparable to its business over a period equivalent to the expected term of the Private Placement Warrants. The risk-free interest rate is based on the U.S. Treasury’s rates of U.S. Treasury zero-coupon
bonds with a maturity similar to the expected term of the Private Placement Warrants. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. The following assumptions were used for the valuation of the Private Placement Warrants on the settlement date:

Expected term	0.16
Volatility	65.00%
Risk-free rate	0.03%
Dividend yield	—%
The Public Warrants were valued as of March 31, 2021 using the listed trading price of $4.40 per Public Warrant.
The change in the fair value of warrant liabilities is as follows (in thousands):

Balance at December 31, 2020	$906
Conversion of Series D preferred stock warrants to Class A common stock warrants	(1,160)
Private Placement Warrants and Public Warrants	51,814
Exercised warrants	(20,871)
Increase in fair value of warrants	2,681

Balance at March 31, 2021	$33,370

As of March 31, 2021, the Company had no transfers between levels of the fair value hierarchy of its assets or liabilities measured at fair value. Due to the exercise and conversion to Class A common stock warrants of all preferred stock warrants and exercise of all of the Private Placement Warrants during the period, there were no longer any Level 3 warrant liabilities.

Note 7—Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and 2019 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
December 31, 2020:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets held in Trust Account:
U.S. Treasury Securities	$204,525,031	$—	$—
Cash equivalents - money market funds	24	—	—

	$204,525,055	$—	$—
Liabilities:
Public Warrants	$26,162,499	$—	$—
Private Placement Warrants	—	—	21,408,835
	$26,162,499	$—	$21,408,835

December 31, 2019:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets held in Trust Account:
U.S. Treasury Securities	$203,090,272	$—	$—
Cash equivalents - money market funds	17,070	—	—

	$203,107,342	$—	$—
Liabilities:
Public Warrants	$6,372,917	$—	$—
Private Placement Warrants	—	—	3,976,500
	$6,372,917	$—	$3,976,500

Level 1 instruments include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The estimated fair value of the Private Placement Warrants, and the Public Warrants, prior to being separately listed and traded, is determined using Level 3 inputs. The fair value of the Public Warrants and Private Placement Warrants were initially measured at fair value using a Black-Scholes Merton (“BSM”) model and subsequently, the fair value of the Private Placement Warrants were estimated using a Monte Carlo simulation model for each measurement date. The fair value of Public Warrants were subsequently measured based on the listed market price.
Inherent in both the BSM and Monte Carlo models are assumptions related to expected term, volatility, risk-free interest rate and dividend yield. The expected term of the warrants is assumed to be equivalent to their remaining contractual term and includes consideration of the redemption features that were incorporated into the Monte Carlo model. The Company estimates the volatility of its ordinary shares based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurement inputs:

	December 31,
	2020	2019
Expected term	0.31	1.75
Volatility	55.00%	29.60%
Risk-free rate	0.10%	0.14%
Dividend yield	0.00%	0.00%
The change in the fair value of the warrant liabilities is summarized as follows:

	December 31,
	2020	2019
Beginning balance	$10,349,417	$—
Issuance of Public and Private Placement Warrants	—	15,852,708
Change in fair value	37,221,917	(5,503,291)

Ending balance	$47,571,334	$10,349,417

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2020. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in September 2019 when the Public Warrants were separately listed and traded.